UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9789

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Tax-Managed Equity Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Aircraft - 3.98%
Boeing Company (The)	17,600	$1,387,760
Lockheed Martin Corporation	17,500	1,506,050
		2,893,810
Beverages - 1.72%
PepsiCo, Inc.	19,200	1,252,992

Business Equipment and Services - 1.36%
CheckFree Corporation*	24,000	991,800

Capital Equipment - 2.51%
Deere & Company	21,800	1,829,238

Chemicals -- Petroleum and Inorganic - 3.46%
Monsanto Company	53,600	2,519,736

Communications Equipment - 8.25%
Cisco Systems, Inc.*	64,000	1,471,040
Juniper Networks, Inc.*	69,200	1,196,814
Marvell Technology Group Ltd.*	92,600	1,794,125
QUALCOMM Incorporated	42,500	1,545,300
		6,007,279
Computers -- Micro - 2.64%
Apple Computer, Inc.*	25,000	1,924,500

Computers -- Peripherals - 9.54%
Adobe Systems Incorporated*	53,400	2,000,631
Electronic Arts Inc.*	37,200	2,071,482
Microsoft Corporation	65,700	1,795,253
SAP Aktiengesellschaft, ADR	21,700	1,074,150
		6,941,516
Consumer Electronics - 1.54%
Harman International Industries, Incorporated	13,400	1,118,096

Defense - 2.50%
General Dynamics Corporation	25,400	1,820,418

Electrical Equipment - 1.24%
Emerson Electric Co.	10,800	905,688

Electronic Components - 2.76%
Advanced Micro Devices, Inc.*	29,000	720,650
Broadcom Corporation, Class A*	42,500	1,289,237
		2,009,887
Finance Companies - 1.70%
SLM Corporation	23,800	1,237,124

Health Care -- Drugs - 5.48%
Genentech, Inc.*	21,500	1,778,050
Gilead Sciences, Inc.*	21,600	1,484,028
Schering-Plough Corporation	33,000	728,970
		3,991,048
Health Care -- General - 4.99%
DENTSPLY International Inc.	40,600	1,223,481
Da Vita Inc.*	26,400	1,527,768
Zimmer Holdings, Inc.*	13,000	877,500
		3,628,749
Hospital Supply and Management - 5.18%
Medtronic, Inc.	34,800	1,616,112
Stryker Corporation	19,200	952,128
UnitedHealth Group Incorporated	24,500	1,205,400
		3,773,640
Hotels and Gaming - 1.05%
International Game Technology	18,400	763,600

Household -- General Products - 3.19%
Colgate-Palmolive Company	26,400	1,639,440
Procter & Gamble Company (The)	11,000	681,780
		2,321,220
Insurance -- Life - 2.09%
Aflac Incorporated	33,300	1,523,808

Multiple Industry - 7.06%
Altria Group, Inc.	15,400	1,178,870
General Electric Company	47,000	1,659,100
Las Vegas Sands, Inc.	33,700	2,303,395
		5,141,365
Petroleum -- Services - 6.09%
Schlumberger Limited	45,200	2,803,756
Transocean Inc.*	22,200	1,625,706
		4,429,462
Railroad - 1.31%
Burlington Northern Santa Fe Corporation	13,000	954,720

Retail -- Specialty Stores - 0.99%
Best Buy Co., Inc.	13,400	717,704

Security and Commodity Brokers - 4.86%
Chicago Mercantile Exchange Holdings Inc.	4,600	2,199,950
Goldman Sachs Group, Inc. (The)	7,900	1,336,443
		3,536,393
Timesharing and Software - 5.73%
Google Inc., Class A*	7,600	3,054,174
Paychex, Inc.	30,400	1,119,328
		4,173,502
Trucking and Shipping - 1.56%
Expeditors International of Washington, Inc.	25,400	1,132,459

Utilities -- Telephone - 0.99%
UBS AG	12,100	717,651

TOTAL COMMON STOCKS -93.77%		$68,257,405

(Cost: $59,058,601)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Aluminum - 1.78%
Alcoa Incorporated,
5.4%, 10-2-06	$1,300	1,299,805

Multiple Industry - 2.74%
General Electric Capital Corporation,
5.23%, 10-27-06	2,000	1,992,446

Utilites -- Electric - 1.71%
Wisconsin Electric Power Co.,
5.38%, 10-2-06	1,243	1,242,814

TOTAL SHORT-TERM SECURITIES - 6.23%		$4,535,065

(Cost: $4,535,065)

TOTAL INVESTMENT SECURITIES - 100.00%		$72,792,470

(Cost: $63,593,666)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 28, 2006

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: November 28, 2006